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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          -----------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2005
                                               ---------------------------------

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wohl Capital Management, LLC
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Address: 2180 Sand Hill Road #400
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         Menlo Park, CA 94025
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13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Daniel Wohl
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Title: Portfolio Manager/President
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Phone: (650) 233-1023
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Signature, Place, and Date of Signing:

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
/s/Daniel Wohl,                      CA                February 09, 2006
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     [Signature]                [City, State]                [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     None
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Form 13F Information Table Entry Total:                 35
                                         ---------------------------------------

Form 13F Information Table Value Total:              $ 42,825
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                                                    (thousands)

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FORM 13F INFORMATION TABLE

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
                                                  Column 3 Column 4                       Column 6   Column 7
           Column 1                Column 2        Cusip   Value    Shr/Prn Column 5 PUT  Investment  Other          Column 8
        Name Of Issuer          Title of Class     Number  (x1000)  Amount  SH PRN   CALL Discretion Managers  Sole   Shared  Other
-----------------------------  ----------------- --------- -------- ------- -------- ---- ---------- -------- ------ -------- -----
***HERBALIFE LTD               NASDAQ OTC ISSUES G4412G101     2276   70000    SH            Sole              70000
***MOUNTAIN PROVINCE DIAMOND   COMMON STOCKS     62426E402      185   60000    SH            Sole              60000
***ORIGIN AGRITECH LIMITED     NASDAQ OTC ISSUES G67828106     7808  610000    SH            Sole             610000
AFC ENTERPRISES INC            NASDAQ OTC ISSUES 00104Q107     1210   80000    SH            Sole              80000
AIR METHODS CORP NEW           NASDAQ OTC ISSUES 009128307      606   35000    SH            Sole              35000
ATP OIL & GAS CORP             NASDAQ OTC ISSUES 00208J108     1665   45000    SH            Sole              45000
BAKERS FOOTWEAR GROUP INC      NASDAQ OTC ISSUES 057465106      231   15000    SH            Sole              15000
BARRETT BUSINESS SERVICES INC  NASDAQ OTC ISSUES 068463108      444   17772    SH            Sole              17772
BE AEROSPACE INC               NASDAQ OTC ISSUES 073302101      264   12000    SH            Sole              12000
BODISEN BIOTECH INC            NASDAQ OTC ISSUES 096892104      329   23500    SH            Sole              23500
BROWN SHOE COMPANY INC         COMMON STOCKS     115736100     1061   25000    SH            Sole              25000
CAMTEK LTD                     NASDAQ OTC ISSUES M20791105      300   70000    SH            Sole              70000
EGL INC                        NASDAQ OTC ISSUES 268484102     2630   70000    SH            Sole              70000
EZCORP INC-CL A                NASDAQ OTC ISSUES 302301106     1146   75000    SH            Sole              75000
HAIN CELESTIAL GROUP, INC.     NASDAQ OTC ISSUES 405217100     2645  125000    SH            Sole             125000
ICO INC                        NASDAQ OTC ISSUES 449293109      388  120000    SH            Sole             120000
ICU MED INC                    NASDAQ OTC ISSUES 44930G107      784   20000    SH            Sole              20000
IMPERIAL SUGAR CO NEW          NASDAQ OTC ISSUES 453096208      178   13100    SH            Sole              13100
KNOLOGY INC                    NASDAQ OTC ISSUES 499183804     1229  320000    SH            Sole             320000
LMI AEROSPACE INC              NASDAQ OTC ISSUES 502079106      595   42000    SH            Sole              42000
MAUNA LOA MACADAMIA PARTNERS   COMMON STOCKS     55307U107     1160  200000    SH            Sole             200000
METRETEK TECHNOLOGIES INC      NASDAQ OTC ISSUES 59159Q107     1790  200000    SH            Sole             200000
MIKRON INSTR INC               NASDAQ OTC ISSUES 59862R103      151   23000    SH            Sole              23000
NOVASTAR RES LTD               NASDAQ OTC ISSUES 669886103       38  200000    SH            Sole             200000
NUTRISYSTEM INC                NASDAQ OTC ISSUES 67069D108     3602  100000    SH            Sole             100000
OXFORD INDS INC                COMMON STOCKS     691497309     1203   22000    SH            Sole              22000
PANTRY INC DEL                 NASDAQ OTC ISSUES 698657103      470   10000    SH            Sole              10000
POLYONE CORP                   COMMON STOCKS     73179P106     1190  185000    SH            Sole             185000
PW EAGLE INC                   NASDAQ OTC ISSUES 69366Y108      308   15000    SH            Sole              15000
RES-CARE INC                   NASDAQ OTC ISSUES 760943100     1520   87500    SH            Sole              87500
RYDER SYSTEM INC               COMMON STOCKS     783549108      902   22000    SH            Sole              22000
TARGET CORP                    COMMON STOCKS     87612E106      550   10000    SH            Sole              10000
TORRENT ENERGY CORP            NASDAQ OTC ISSUES 89141B108      745  353000    SH            Sole             353000
UTS COINMACH SVC CORP          NASDAQ OTC ISSUES 19259W107     2340  150000    SH            Sole             150000
ZOLL MEDICAL CORP              NASDAQ OTC ISSUES 989922109      882   35000    SH            Sole              35000
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